RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
During the year ended December 31, 2025, the Company’s related parties include its subsidiaries and key management personnel (2024 – subsidiaries, associate, joint operation and key management personnel). The Company’s key management personnel consist of executive and non-executive directors and members of executive management.
The remuneration of the Company’s directors and other key management personnel during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Salaries, directors’ fees and other short-term benefits	$11,598	$3,203
Share-based payments	6,640	3,732
Termination benefits	8,517	—
Total key management personnel compensation	$26,755	$6,935
At December 31, 2025, $2.3 million (2024 – $1.3 million) was owed by the Company to management for accrued salaries and bonuses.